INVESTMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfInvestmentsLineItems [Line Items]
Current investments	$ 0	$ 0	$ 37,807
Noncurrent investments	12,104	2,255	7,359
Total investments	12,104	2,255	45,166
Equity instruments-fair value through profit and loss
DisclosureOfInvestmentsLineItems [Line Items]
Total investments	12,104	2,255	7,359
Debt instruments-fair value through profit and loss
DisclosureOfInvestmentsLineItems [Line Items]
Total investments	$ 0	$ 0	$ 37,807